Summary of Restricted Stock Activity (Detail) (2010 Equity Incentive Plan, Restricted Stock, Class A Common Stock, USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Unvested and outstanding	$ 680.74	$ 684.15
Weighted average grant date fair value, Granted	$ 747.08	$ 674.33	$ 684.15
Time Vested, Weighted average grant date fair value,Vested	$ 681.67	$ 684.15
Weighted average grant date fair value, Forfeited	$ 685.50	$ 684.15
Weighted average grant date fair value, Unvested and outstanding	$ 681.20	$ 680.74	$ 684.15
Restricted shares, Unvested and outstanding	11,585	10,049
Restricted shares, Granted	125	4,030	10,049
Restricted shares, Vested	(2,498)	(2,010)
Restricted shares, Forfeited	(396)	(484)
Restricted shares, Unvested and outstanding	8,816	11,585	10,049
Vest date fair value	$ 1,866	$ 1,351
Performance Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Unvested and outstanding	$ 298.15	$ 295.10
Weighted average grant date fair value, Granted	$ 394.00	$ 307.00	$ 295.10
Weighted average grant date fair value, Forfeited	$ 302.13	$ 295.10
Weighted average grant date fair value, Unvested and outstanding	$ 298.55	$ 298.15	$ 295.10
Restricted shares, Unvested and outstanding	53,098	41,297
Restricted shares, Granted	278	13,612	41,297
Restricted shares, Forfeited	(1,499)	(1,811)
Restricted shares, Unvested and outstanding	51,877	53,098	41,297